Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2060 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2060 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.83%)
Annual Return 2019	25.44%
Annual Return 2020	18.33%
Annual Return 2021	16.60%
Annual Return 2022	(18.18%)